Leases (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
2023 (remainder of year)	$ 21,921	$ 83,235
2024	48,316	18,871
2025	48,316	18,871
2026	46,757	17,299
Total future minimum lease payments	172,711	138,276
Less: Imputed interest	(20,662)	(12,890)
Present value of lease liabilities	152,049	$ 125,386
2027	7,400
Remaining lease term (in years)		3 years 11 months 1 day
Operating Lease Liabilities [Member]
2023 (remainder of year)	9,842	$ 64,364
2024	0
2025	0
2026	0
Total future minimum lease payments	9,842	64,364
Less: Imputed interest	(98)	(2,251)
Present value of lease liabilities	9,744	$ 62,113
Remaining lease term (in years)		9 months 21 days
2027	$ 0
Remaining lease term (in years)	2 months 1 day
Finance Lease Liability [Member]
2023 (remainder of year)	$ 12,079	$ 18,871
2024	48,316	18,871
2025	48,316	18,871
2026	46,757	17,299
Total future minimum lease payments	162,869	73,912
Less: Imputed interest	(20,564)	(10,639)
Present value of lease liabilities	$ 142,305	$ 63,273
Remaining lease term (in years)	3 years 4 months 17 days	3 years 11 months 1 day
2027	$ 7,400